CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF RISKS
Schedule of major customers and the portion of revenue from customers

		For the Years Ended December 31,
Customers	Segment	2011	2012	2013
Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	7%	5%	6%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	11%	6%	8%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	1%	1%	2%
Yunnan Grid Company, Ltd.	Yunnan Province	4%	3%	3%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	1%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	43%	46%	49%
Fujian Electric Power Co., Ltd.	Fujian Province	16%	20%	19%
Pingnan Power Supply Company	Fujian Province	8%	5%	—
Shaowu Electric Power Bureau	Fujian Province	7%	9%	9%
Nanping Electric Power Bureau	Fujian Province	2%	4%	3%
		100%	100%	100%